Janus Henderson Global Sustainable Equity Portfolio Investment Risks - Institutional Shares [Member] - Janus Henderson Global Sustainable Equity Portfolio	Dec. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the Portfolio’s holdings may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Portfolio’s net asset value may fluctuate and it may be more difficult to value or sell the Portfolio’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Industry and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Risk. Although the Portfolio does not concentrate its investments in specific industries, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments than portfolios that invest more broadly. As the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility.
Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Industrials Sector Risk. The industrials sector is comprised of companies that produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation and spending, import controls, and worldwide competition. In addition, companies may be adversely affected by environmental damages, product liability claims and exchange rates, and may face product obsolescence due to rapid technological developments and frequent new product introduction.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.
Sustainable Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investment Risk. The Portfolio follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to ESG practices. Accordingly, the Portfolio may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Portfolio more vulnerable to unfavorable developments in a particular sector than portfolios that invest more broadly. Additionally, due to its exclusionary criteria, the Portfolio may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Portfolio may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which portfolio management may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. As the regulatory landscape around responsible investing continues to evolve across regions, future rules and regulations may require the Portfolio to modify or alter its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Portfolio selling a security when it might otherwise be disadvantageous to do so.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Portfolio holds participate.
Large Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Portfolio’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio.
Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that portfolio management may not be successful in identifying investment opportunities that are aligned with the sustainable investment approach that the Portfolio employs. Accordingly, the Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.
Mid-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.
Smaller Sized Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller Sized Portfolio Risk. Because the Portfolio has a small asset base, large inflows and outflows may have a disproportionate impact, negative or positive, on the Portfolio’s performance, which may be more volatile than that of a larger portfolio. If a smaller portfolio were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Portfolio and tax consequences for investors.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Warrants Risk. The price, performance and liquidity of warrants to purchase equity securities are typically linked to the underlying stock. These instruments have many characteristics of convertible securities and, similarly, will react to variations in the general market for equity securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.